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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-08044

                   Invesco High Yield Investments Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1555 Peachtree Street, N.E., Atlanta, Georgia 30309
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             John M. Zerr, Esquire
               11 Greenway Plaza, Suite 1000 Houston, Texas 77046
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

                                    Copy to:

                            Peter Davidson, Esquire
                             Invesco Advisers, Inc.
                         11 Greenway Plaza, Suite 1000
                               Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/11 - 06/30/12

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08044
Reporting Period: 07/01/2011 - 06/30/2012
Invesco High Yield Investments Fund, Inc.









================== Invesco High Yield Investments Fund, Inc. ===================


GENERAL MOTORS COMPANY

Ticker:       GM             Security ID:  37045V100
Meeting Date: JUN 12, 2012   Meeting Type: Annual
Record Date:  APR 13, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Daniel F. Akerson        For       For          Management
2     Elect Director David Bonderman          For       For          Management
3     Elect Director Erroll B. Davis, Jr.     For       For          Management
4     Elect Director Stephen J. Girsky        For       For          Management
5     Elect Director E. Neville Isdell        For       For          Management
6     Elect Director Robert D. Krebs          For       For          Management
7     Elect Director Philip A. Laskawy        For       For          Management
8     Elect Director Kathryn V. Marinello     For       For          Management
9     Elect Director James J. Mulva           For       For          Management
10    Elect Director Patricia F. Russo        For       For          Management
11    Elect Director Thomas M. Schoewe        For       For          Management
12    Elect Director Carol M. Stephenson      For       For          Management
13    Elect Director Theodore M. Solso        For       For          Management
14    Elect Director Cynthia A. Telles        For       For          Management
15    Ratify Auditors                         For       For          Management
16    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


--------------------------------------------------------------------------------

THE ROYAL BANK OF SCOTLAND GROUP PLC

Ticker:       RBS            Security ID:  780097713
Meeting Date: MAY 30, 2012   Meeting Type: Annual
Record Date:  APR 20, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Elect Alison Davis as Director          For       For          Management
4     Elect Tony Di Iorio as Director         For       For          Management
5     Elect Baroness Noakes as Director       For       For          Management
6     Re-elect Sandy Crombie as Director      For       For          Management
7     Re-elect Philip Hampton as Director     For       For          Management
8     Re-elect Stephen Hester as Director     For       For          Management
9     Re-elect Penny Hughes as Director       For       For          Management
10    Re-elect Joe MacHale as Director        For       For          Management
11    Re-elect Brendan Nelson as Director     For       For          Management
12    Re-elect Art Ryan as Director           For       For          Management
13    Re-elect Bruce Van Saun as Director     For       For          Management
14    Re-elect Philip Scott as Director       For       For          Management
15    Reappoint Deloitte LLP as Auditors      For       For          Management
16    Authorise the Group Audit Committee to  For       For          Management
      Fix Remuneration of Auditors
17    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
18    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
19    Approve Sub-division and Consolidation  For       For          Management
      of Ordinary Shares
20    Amend Articles of Association Re:       For       For          Management
      Deferred Shares
21    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights to Convert B Shares
      Into Ordinary Shares
22    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights to Convert B Shares
      Into Ordinary Shares
23    Amend 2007 Sharesave Plan and 2007      For       For          Management
      Irish Sharesave Plan
24    Authorise the Company to Call EGM with  For       For          Management
      Two Weeks' Notice
25    Approve EU Political Donations and      For       For          Management
      Expenditure

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO HIGH YIELD INVESTMENTS FUND, INC.

By (Signature and Title)*          /s/ PHILIP A. TAYLOR
                         -----------------------------------------
                                     Philip A. Taylor
                              Principal Executive Officer

Date August 24, 2012

* Please print the name and title of the signing officer below the signature.